Revenues, Alpha-synuclein and TDP-43 PET Tracers in AD - 2016 Agreement with Biogen (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2019 CHF (SFr) Obligation	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)
Revenues [Abstract]
Recognized revenues	SFr 111,026	SFr 7,194	SFr 20,255
2016 Agreement with Biogen [Member]
Revenues [Abstract]
Recognized revenues	SFr 1,063	4,024	3,930
Alpha-synuclein and TDP-43 PET Tracer in AD [Member] | 2016 Agreement with Biogen [Member]
Revenues [Abstract]
Number of performance obligations identified | Obligation	2
Recognized revenues	SFr 1,100	SFr 4,000	SFr 3,900